Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [Abstract]
Disclosure of detailed information about breakdown of accumulated other comprehensive income loss related to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation [Text Block]
The breakdown of accumulated other comprehensive income (loss) related to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation is as follows:

	Financial instruments at FVOCI	Derivative financial instruments	Foreign currency translation adjustment NIIF	Total
Balance as of January 1, 2015	(6,817)	(1,020)	-	(7,837)
Net unrealized gain (loss) arising from the year	(6,267)	(4,942)		(11,209)
Reclassification adjustment for (gains) loss included in the profit of the year (1)	4,153	4,212	-	8,365
Other comprehensive income (loss) from the year	(2,114)	(730)	-	(2,844)

Balance as of December 31, 2015	(8,931)	(1,750)	-	(10,681)

Balance as of January 1, 2016	(8,931)	(1,750)	-	(10,681)
Net unrealized gain (loss) arising from the year	7,048	4,383		11,431
Reclassification adjustment for (gains) loss included in the profit of the year (1)	1,030	(4,581)	-	(3,551)
Other comprehensive income (loss) from the year	8,078	(198)	-	7,880
Balance as of December 31, 2016	(853)	(1,948)	-	(2,801)

Balance as of January 1, 2017	(853)	(1,948)	-	(2,801)
Change in fair value for revaluation by debt instrument, net of hedging	612	(8)	-	604
Change in fair value for revaluation by equity instrument, net of hedging	(228)	415	-	187
Reclassification adjustment for (gains) loss included in the profit of the year (1)	84	2,399	-	2,483
Foreign currency translation adjustment, net	-	-	(60)	(60)
Exchange difference in conversion of foreign operating currency	-	-	1,550	1,550
Other comprehensive income (loss) from the year	468	2,806	1,490	4,764
Balance as of December 31, 2017	(385)	858	1,490	1,963

(1) Reclassification adjustments include amounts recognized in profit of the year that had been part of other comprehensive income (loss) in this and previous years.

Disclosure of detailed information about amount reclassified from other comprehensive income to profit [Text Block]

The following table presents amounts reclassified from other comprehensive income to the profit of the year:

December 31, 2017
Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income	Affected line item in the consolidated statement of profit or loss where net income is presented
Realized gains (losses) on financial instruments at FVOCI:	-	Interest income – financial instruments at FVOCI
	24	Net gain on sale of financial instruments at FVOCI
	(108)	Derivative financial instruments and hedging
	(84)

Gains (losses) on derivative financial instruments:
Foreign exchange forward	(7,611)	Interest income – loans at amortized cost
	(2,102)	Interest expense – borrowings and deposits
	7,216	Net gain (loss) on foreign currency exchange
Interest rate swaps	86	Net gain (loss) on interest rate swaps
Cross-currency interest rate swap	12	Net gain (loss) on cross-currency interest rate swap
	(2,399)

December 31, 2016
Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income	Affected line item in the consolidated statement of profit or loss where net income is presented
Realized gains (losses) on financial instruments at FVOCI:	-	Interest income – financial instruments at FVOCI
	(7,243)	Net gain on sale of financial instruments at FVOCI
	6,213	Derivative financial instruments and hedging
	(1,030)

Gains (losses) on derivative financial instruments:
Foreign exchange forward	(4,750)	Interest income – loans at amortized cost
	1,679	Interest expense – borrowings and deposits
	6,060	Net gain (loss) on foreign currency exchange
Interest rate swaps	1,104	Net gain (loss) on interest rate swaps
Cross-currency interest rate swap	488	Net gain (loss) on cross-currency interest rate swap
	4,581

December 31, 2015
Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income	Affected line item in the consolidated statement of profit or loss where net income is presented
Realized gains (losses) on financial instruments at FVOCI:	240	Interest income – financial instruments at FVOCI
	393	Net gain on sale of financial instruments at FVOCI
	(4,786)	Derivative financial instruments and hedging
	(4,153)

Gains (losses) on derivative financial instruments:
Foreign exchange forward	(1,822)	Interest income – loans at amortized cost
	-	Interest expense – borrowings and deposits
	(2,390)	Net gain (loss) on foreign currency exchange
	(4,212)

Interest rate swaps	(229)	Net gain (loss) on interest rate swaps

Cross-currency interest rate swap	84	Net gain (loss) on cross-currency interest rate swap